INCOME TAXES (Changes To Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Gross tax liabilities at beginning of year	$ 8,862	$ 7,846
Additions based on tax positions related to the current year	6,917	1,171
Additions for tax positions of prior years		497
Reductions due to settlements with tax authorities		(627)
Reductions for positions of prior years	(960)	(25)
Gross tax liabilities at end of year	14,819	8,862
Unrecognized tax benefits that would impact the effective tax rate, if recognized	14,819	8,862
Accrued interest	$ 158	$ 200